LEASE (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of lease liability

Twelve Months Ended March 31,	Amount
2025	$43
2026	7
Total	50
Less: Interest	(3)
Total lease liability	47
Lease liability - current	40
Lease liability - non-current	$7